As filed with Securities Exchange Commission on December 5, 2003

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: ( 811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, CA 94945

(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945

(Name and address of agent for service)

1-800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003

Item 1. Report to Stockholders.

November 2003
Dear Shareholder:

It seems you can’t open a newspaper recently without reading about a scandal or inappropriate action taken by someone in the financial industry, whether investment banker, brokerage firm or mutual fund company. It is disappointing that these poor decisions, made by a few, are beginning to erode the confidence of investors. In light of this, I want to reaffirm to you our unwavering commitment to manage our funds in the sole interest of our shareholders. That’s the principle that we founded our business on almost 15 years ago and that same principle guides us each day. We refuse to deviate from our investment strategy or our proven formulas in order to manipulate short-term results. And, we will do everything within our control to insure that others do not use our funds to try and profit from rapid trading at the expense of our long-term shareholders. At Hennessy Funds, our goal is to provide a product that investors can have confidence in, knowing their money is invested as promised and managed in their best interest.

In last year’s shareholder report I wrote to you saying that the uncertainties in the market actually presented an excellent buying opportunity for investors. As I write this year’s letter my feelings have not changed. An economy the size of the U.S. doesn’t turn on a dime. It takes time and patience to achieve a sustainable recovery, and that is just what’s happening. Today we are experiencing strong corporate earnings, higher dividends, more corporate spending -- all leading to higher consumer confidence. I believe the market is in great shape to continue its positive momentum, moving the Dow Jones Industrial Average over the 10,000 mark this year.

For the fiscal year ending September 30, 2003 the Hennessy Cornerstone Growth Fund returned a positive 31.67% and the Cornerstone Value Fund returned a positive 19.88% versus the S&P 500 Index returning a positive 24.40% in the same time period. Small cap stocks outperformed large cap stocks during the past fiscal year, helping the Cornerstone Growth Fund beat the S&P 500. For the most recent six-month period (March 31, 2003 to September 30, 2003) both the Cornerstone Growth and Value Funds outperformed the S&P 500. Over that six-month period the Cornerstone Growth Fund returned a positive 33.05% and the Cornerstone Value Fund returned a positive 19.57% versus the S&P 500 returning a positive 18.44%. Again, strong performance of small cap stocks helped fuel the performance of the Cornerstone Growth Fund, as did the Cornerstone Growth stock selection formula, which screened out thousands of equities before selecting stocks such as Nam Tai Electronics and Avid Technology Inc. In the most recent six-month period, strong performance in the financial

1

and industrial cyclical sectors helped the Cornerstone Value Fund beat the S&P 500, with the Cornerstone Value stock selection formula choosing stocks such as JP Morgan and Caterpillar Inc.
We are equally pleased with the Cornerstone Funds’ longer-term investment results. As of September 30, 2003, the Hennessy Cornerstone Growth Fund’s average annual returns for 5-year and since inception (11/01/96) periods are 20.03% and 15.82%. The Hennessy Cornerstone Value Fund’s average annual returns for the same periods are 5.10% and 5.13% respectively. In the same periods, the S&P 500 Index returned 1.00% and 6.70% respectively.
What does the next 12 months hold in store? No one can know for sure, but I am convinced that our commitment to formula-driven stock selection strategies should produce strong, consistent results for our shareholders over the long run. As I have said in almost every communication with our shareholders, the success to investing is discipline, not letting emotions, whims or newspaper headlines distract you from your commitment to long term investing. At Hennessy Funds, we remain committed to our proven, time-tested stock selection formulas, and foremost to our shareholders. We sincerely appreciate your continued confidence and investment in our funds, and look forward to a long and successful partnership.
Sincerely,

Neil Hennessy
President & Portfolio Manager

Past performance does not guarantee future returns. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested in the Funds.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within the annual report for additional portfolio information, including percentages of holdings. The S&P 500 and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The Funds may hold securities of foreign companies, which may involve volatility, as well as political, economic and currency risks. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor. 11/03

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This chart assumes an initial gross investment of $10,000 made on 11/1/96 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “small-cap growth” mutual funds, as categorized by Lipper, Inc.

RUSSELL 2000 INDEX – An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED SEPTEMBER 30, 2003

			Since Inception
	One Year	Five Years	11/1/96

Hennessy Cornerstone Growth Fund	31.67%	20.03%	15.82%

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This chart assumes an initial gross investment of $10,000 made on 11/1/96 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

LIPPER MULTI-CAP VALUE FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “multi-cap value” mutual funds, as categorized by Lipper, Inc.

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED SEPTEMBER 30, 2003

			Since Inception
	One Year	Five Years	11/1/96

Hennessy Cornerstone Value Fund	19.88%	5.10%	5.13%

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This chart assumes an initial gross investment of $10,000 made on 9/18/03 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.
TOTAL RETURN PERIODS ENDED SEPTEMBER 30, 2003

Since Inception
9/18/03*

Hennessy Focus 30 Fund	-4.46%

*    On September 18, 2003, the SYM Select Growth Fund merged into the Hennessy Focus 30 Fund. Due to the change in advisor and investment technique, performance is being quoted for the period after the merger.

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STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2003
	Hennessy Cornerstone Growth Fund	Hennessy Cornerstone Value Fund	Hennessy Focus 30 Fund

ASSETS:
Investments, at value (cost $717,820,725;
$20,436,425; and $35,013,071 respectively) (1)	$890,628,824	$20,399,962	$33,286,440
Cash	20,361	—	—
Income receivable	323,129	53,387	5,179
Receivable for fund shares sold	1,897,128	30,531	50,000
Other assets	66,878	19,486	5,541

Total Assets	892,936,320	20,503,365	33,347,160

LIABILITIES:
Collateral for securities loaned	139,599,730	140,800	—
Payable to Adviser	461,296	12,707	12,190
Payable for fund shares redeemed	353,436	—	19,406
Accrued expenses and other payables	535,554	36,207	28,290

Total Liabilities	140,950,016	189,714	59,886

NET ASSETS	$751,986,304	$20,313,651	$33,287,274

NET ASSETS CONSIST OF:
Capital stock	$623,297,594	$24,478,612	$44,766,887
Accumulated undistributed net investment income	—	372,212	—
Accumulated undistributed net realized
gain (loss) on investments	(44,119,389)	(4,500,710)	(9,752,982)
Unrealized net appreciation (depreciation)
on investments	172,808,099	(36,463)	(1,726,631)

Total Net Assets	$751,986,304	$20,313,651	$33,287,274

Shares authorized ($.0001 par value)	25,000,000,000	25,000,000,000	25,000,000,000
Shares issued and outstanding	43,635,080	1,932,111	4,311,703
Net asset value, offering price
and redemption price per share	$ 17.23	$ 10.51	$ 7.72

(1)    Market value of securities on loan $134,886,679, $258 and $0, respectively.

See notes to the financial statements.

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STATEMENTS OF OPERATIONS

	Hennessy	Hennessy
	Cornerstone	Cornerstone
	Growth Fund	Value Fund	Hennessy Focus 30 Fund
	10/1/02-9/30/03	10/1/02-9/30/03	1/1/03-9/30/03	1/1/02-12/31/02

INVESTMENT INCOME:
Dividend income (net of withholding
tax of $18,399, $9,339, $510,
and $720, respectively)	$3,241,296	$661,071	$184,731	$473,598
Interest income	232,114	6,847	30,794	11,845
Securities lending income	53,500	3,679	—	—

Total investment income	3,526,910	671,597	215,525	485,443

EXPENSES:
Investment advisory fees	3,912,311	137,687	232,440	362,725
Administration, fund accounting, custody
and transfer agent fees	1,422,319	50,237	80,685	136,914
Service fees	528,691	18,606	—	—
Federal and state registration fees	67,902	26,693	17,896	21,255
Audit fees	15,497	10,745	11,466	13,488
Legal fees	16,017	14,360	5,078	6,134
Reports to shareholders	94,318	4,606	3,336	6,099
Directors’ fees and expenses	2,671	2,682	4,430	5,601
Transfer agent expenses	613,825	11,876	11,122	—
Insurance expense	32,112	2,552	1,370	1,518
Other	675	98	2,943	19,860

Total expenses	6,706,338	280,142	370,766	573,594
Expense Reimbursement by Advisor	—	—	(23,219)	(14,966)
Net expenses	6,706,338	280,142	347,547	558,628

NET INVESTMENT INCOME (LOSS)	(3,179,428)	391,455	(132,022)	(73,185)

REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gain (loss) on investments	(44,057,725)	(1,620,212)	4,642,882	(10,144,772)
Change in unrealized
appreciation (depreciation) on investments	205,396,621	4,612,282	(55,239)	(2,684,534)

Net gain (loss) on investments	161,338,896	2,992,070	4,587,643	(12,829,306)

NET INCREASE/DECREASE
IN NET ASSETS RESULTING
FROM OPERATIONS	$158,159,468	$3,383,525	$4,455,621	$(12,902,491)

See notes to the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS
	Hennessy Cornerstone Growth Fund

	Year Ended September 30, 2003	Year ended September 30, 2002

OPERATIONS:
Net investment loss	$(3,179,428)	$ (1,747,686)
Net realized gain (loss) from security transactions	(44,057,725)	18,570,496
Change in unrealized appreciation or depreciation on investments	205,396,621	(36,750,049)

Net increase (decrease) in net assets resulting from operations	158,159,468	(19,927,239)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(12)
From net realized gains from security transactions	(15,011,940)	(11,188,807)

Total distributions	(15,011,940)	(11,188,819)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	397,808,244	294,063,380
Shares issued to holders in reinvestment of dividends	14,479,431	10,850,723
Cost of shares redeemed	(145,812,892)	(86,948,450)

Net increase in net assets derived
from capital share transactions	266,474,783	217,965,653

TOTAL INCREASE IN NET ASSETS	409,622,311	186,849,595
NET ASSETS:
Beginning of year	342,363,993	155,514,398

End of year	$751,986,304	$342,363,993

Undistributed net investment income, end of year	—	—

CHANGES IN SHARES OUTSTANDING:
Shares sold	27,858,357	19,354,504
Shares issued to holders as reinvestment of dividends	1,039,442	820,160
Shares redeemed	(10,538,371)	(6,025,399)

Net increase in shares outstanding	18,359,428	14,149,265

See notes to the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Hennessy Cornerstone Value Fund

	Year Ended	Year ended
	September 30, 2003	September 30, 2002

OPERATIONS:
Net investment income	$ 391,455	$ 421,191
Net realized gain (loss) from security transactions	(1,620,212)	609,964
Change in unrealized appreciation or depreciation on investments	4,612,282	(4,014,160)
Net increase (decrease) in net assets resulting from operations	3,383,525	(2,983,005)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(360,831)	(466,268)
From net realized gains from security transactions	—	—
Total distributions	(360,831)	(466,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,532,084	5,517,881
Shares issued to holders in reinvestment of dividends	349,662	447,531
Cost of shares redeemed	(4,366,773)	(7,164,436)
Net increase (decrease) in net assets derived
from capital share transactions	1,514,973	(1,199,024)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,537,667	(4,648,297)

NET ASSETS:
Beginning of year	15,775,984	20,424,281
End of year	$20,313,651	$15,775,984

Undistributed net investment income, end of year	372,286	341,662

CHANGES IN SHARES OUTSTANDING:
Shares sold	578,931	506,523
Shares issued to holders as reinvestment of dividends	36,806	40,173
Shares redeemed	(446,052)	(655,896)
Net increase (decrease) in shares outstanding	169,685	(109,200)

See notes to the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS
	Hennessy Focus 30 Fund

	Period ended September 30,	Year ended December 31,	January 2, 2001* through December 31,

	2003	2002	2001

OPERATIONS:
Net investment loss	$ (132,022)	$(73,185)	$ (78,518)
Net realized gain (loss) from security transactions	4,642,882	(10,144,772)	(4,251,092)
Change in unrealized appreciation
or depreciation on investments	(55,239)	(2,684,534)	1,013,142

Net increase (decrease) in net assets
resulting from operations	4,455,621	(12,902,491)	(3,316,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,929,875	11,445,318	48,432,776
Shares issued to holders in reinvestment of dividends	—	—	—
Cost of shares redeemed	(6,607,587)	(13,262,933)	(1,886,837)

Net increase (decrease) in net assets derived
from capital share transactions	322,288	(1,817,615)	46,545,939

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,777,909	(14,720,106)	43,229,471
NET ASSETS:
Beginning of year	28,509,365	43,229,471	—

End of year	$33,287,274	$28,509,365	$43,229,471

Undistributed net investment income, end of year	—	—	—

CHANGES IN SHARES OUTSTANDING:
Shares sold	919,363	1,465,603	4,870,787
Shares issued to holders as reinvestment of dividends	—	(1,831,311)	(205,437)
Shares redeemed	(907,302)	—	—

Net increase (decrease) in shares outstanding	12,061	(365,708)	4,665,350

*    Commencement of operations.

See notes to the financial statements.

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FINANCIAL HIGHLIGHTS
	Hennessy Cornerstone Growth Fund

	Year Ended September 30,
	2003	2002	2001	2000	1999

PER SHARE DATA:
Net asset value, beginning of year	$13.55	$13.98	$19.48	$12.36	$ 9.57

Income from investment operations:
Net investment loss (1)	(0.07)	(0.07)	(0.09)	(0.16)	(0.09)
Net realized and unrealized
gain (loss) on investments	4.23	0.67	(1.91)	7.28	2.88

Total from investment operations	4.16	0.60	(2.00)	7.12	2.79

Less Distributions:
From net realized gains	(0.48)	(1.03)	(3.50)	—	—

Total distributions	(0.48)	(1.03)	(3.50)	—	—

Net asset value, end of year	$17.23	$13.55	$13.98	$19.48	$12.36

TOTAL RETURN	31.67%	4.47%	-10.95%	57.61%	29.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$752.0	$342.4	$155.5	$182.5	$120.8
Ratio of net expenses to average net assets:
Before expense reimbursement	1.27%	1.10%	1.11%	1.18%	1.15%
After expense reimbursement	1.27%	1.10%	1.11%	1.18%	1.15%
Ratio of net investment loss to average net assets:
Before expense reimbursement	-0.60%	-0.73%	-0.60%	-0.90%	-0.84%
After expense reimbursement	-0.60%	-0.73%	-0.60%	-0.90%	-0.84%
Portfolio turnover rate	74.80%	70.33%	103.33%	95.28%	125.19%

(1)    Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.

See notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Hennessy Cornerstone Value Fund

Year Ended September 30,

	2003	2002	2001	2000	1999

PER SHARE DATA:
Net asset value, beginning of year	$ 8.95	$10.91	$10.29	$11.90	$10.84

Income from investment operations:
Net investment income	0.21	0.25	0.24	0.32	0.33
Net realized and unrealized
gains (losses) on investments	1.55	(1.95)	0.52	(0.18)	1.49
Total from investment operations	1.76	(1.70)	0.76	0.14	1.82

Less Distributions:
From net investment income	(0.20)	(0.26)	(0.14)	(0.47)	(0.26)
From net realized gains	—	—	—	(1.28)	(0.50)
Total distributions	(0.20)	(0.26)	(0.14)	(1.75)	(0.76)
Net asset value, end of year	$10.51	$ 8.95	$10.91	$10.29	$11.90

TOTAL RETURN	19.88%	-16.05%	7.38%	1.30%	17.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$20.3	$15.8	$20.4	$17.5	$26.3
Ratio of net expenses to average net assets:
Before expense reimbursement	1.51%	1.43%	1.74%	1.85%	1.38%
After expense reimbursement	1.51%	1.43%	1.74%	1.85%	1.38%
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.10%	2.12%	2.12%	2.36%	2.58%
After expense reimbursement	2.10%	2.12%	2.12%	2.36%	2.58%
Portfolio turnover rate	57.29%	76.93%	78.01%	86.13%	122.79%

See notes to the financial statements.

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FINANCIAL HIGHLIGHTS

	Hennessy Focus 30 Fund (1)

	Nine Months			January 2, 2001*
	ended		Year Ended	through
	September 30,		December 31,	December 31,
	2003 (2)		2002	2001
PER SHARE DATA:
Net asset value, beginning of year	$6.63		$9.27	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	1.12		(2.62)	(0.71)

Total from investment operations	1.09		(2.64)	(0.73)

Net asset value, end of year	$7.72		$6.63	$9.27

TOTAL RETURN	16.44%		(28.48%)	(7.30%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$33.3		$28.5	$43.2
Ratio of net expenses to average net assets:
Before expense reimbursement	1.59%		1.54%	1.80%
After expense reimbursement	1.49	%(3)	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.67%)		(0.24%)	(0.62%)
After expense reimbursement	(0.57%)		(0.20%)	(0.32%)
Portfolio turnover rate	356.77%		291.00%	210.00%

*    Commencement of operations.
(1)    The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets and liabilities of the SYM Select Growth Fund were transferred to and assumed by the Hennessy Focus 30 Fund on September 18, 2003. At the time of merger the Adviser also changed from SYM Financial Corporation to Hennessy Advisors Inc.
(2)    All ratios for the period have been annualized, except portfolio turnover and total return.
(3)    The Hennessy Focus 30 Fund has instituted an expense cap of 1.45%, which will be in effect through September 30, 2006.

See notes to the financial statements.

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Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS — 97.38%
	Aerospace/Defense — 2.51%
312,000	Engineered Support Systems, Inc.	$18,872,880

	Agriculture Productions, Crops — 1.57%
428,100	Bunge Limited+	11,772,750

	Apparel — 1.73%
816,500	Quiksilver, Inc.*	13,023,175

	Beverages — 2.35%
162,800	Coca-Cola Bottling Co.	8,164,420
177,300	Coors (Adolph)	9,531,648

		17,696,068

	Chemicals — 1.41%
387,300	Albermarle Corp.	10,631,385

	Commercial Services — 5.23%
529,000	Dollar Thrifty Automotive Group*	12,018,880
514,250	Rent-A-Center, Inc.*	16,569,135
603,150	Rollins, Inc.+	10,760,196

		39,348,211

	Computers — 3.78%
284,600	Imation Corp.	9,292,190
1,482,000	Western Digital Corp.*+	19,102,980

		28,395,170

	Consumer Products — 7.71%
716,500	American Greetings Co.*+	13,921,595
546,500	Central Garden & Pet Co.*	14,274,580
560,300	Fossil, Inc.*	13,615,290
429,900	Jarden Corp.*	16,228,725

		58,040,190

	Electric, Gas, Sanitary Services — 1.71%
443,750	UGI Corp.	12,837,688

	Electronics — 9.75%
285,800	Ametek, Inc.	12,249,388
319,100	Benchmark Electronics, Inc.*+	13,488,357
182,400	Harman International Industries, Inc.+	17,939,040
1,091,700	Nam Tai Electronics, Inc.	29,617,821

		73,294,606

See notes to the financial statements.

14

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Engineering & Construction — 4.23%
686,100	Chicago Bridge & Iron Co.	$18,634,476
292,800	Jacobs Engineering Group, Inc.	13,205,280

		31,839,756

	Food, Beverage & Tobacco — 2.94%
470,700	Sensient Technologies Corp.	9,884,700
221,500	Whole Foods Market, Inc.*+	12,226,800

		22,111,500

	Gardening — 4.40%
348,900	Toro Company+	15,700,500
528,800	Tractor Supply Company*+	17,349,928

		33,050,428

	Healthcare-Services — 4.70%
261,000	Aetna, Inc.	15,928,830
398,100	Pacificare Health Systems, Inc.*	19,427,280

		35,356,110

	Housing — 2.02%
32,500	NVR, Inc.*+	15,161,250

	Insurance — 5.10%
409,300	Fidelity National Financial, Inc.+	12,303,558
485,100	First American Corporation	12,078,990
305,200	Landamerica Financial Group, Inc.	13,990,368

		38,372,916

	Machinery-Diversified — 1.74%
497,300	Rockwell International Corp.	13,054,125

	Metal Fabricate/Hardware — 1.13%
558,700	Timken Co.	8,514,588

	Miscellaneous Manufacturing — 3.25%
272,400	Carlisle Cos, Inc.	11,882,088
321,600	Clarcor, Inc.	12,542,400

		24,424,488

	Oil & Gas Services — 1.49%
662,500	Varco International, Inc.*	11,202,875

See notes to the financial statements.

15

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Packaging & Containers — 2.92%
217,400	Ball Corp.+	$11,739,600
503,700	Pactiv Corporation*	10,215,036
		21,954,636

	Pharmaceuticals — 1.81%
584,200	NBTY, Inc.*	13,641,070

	Retail — 8.87%
870,850	Pacific Sunwear of California, Inc.*+	17,991,761
240,400	Ross Stores, Inc.	11,152,156
969,300	Saks, Inc.*	11,176,029
995,000	Select Comfort Corp.*+	26,367,500
		66,687,446

	Savings & Loans — 3.09%
1,013,800	Flagstar Bancorp, Inc.	23,266,710

	Software — 3.61%
511,700	Avid Technology, Inc.*+	27,120,100

	Transportation — 8.33%
788,700	EGL, Inc.*	14,346,453
776,800	JB Hunt Transport Services, Inc.*+	20,212,336
194,000	Landstar System, Inc.*	11,837,880
557,900	Old Dominion Freight Line, Inc.*	16,229,311
		62,625,980
	Total Common Stocks (Cost $559,488,001)	732,296,101

Principal
Amount

	COMMERCIAL PAPER — 4.12%
	Investment Banker/Broker — 3.32%
$2,996,977	Danske Bank, C.P., 1.5075%, due 12/22/2003#	2,996,977
2,996,977	Leafs, LLC, C.P., 1.3394%, due 04/20/2004#	2,996,977
3,995,970	Lehman Brothers, C.P., 1.5175%, due 02/27/2004#	3,995,970
1,997,985	Merrill Lynch, C.P., 1.5575%, due 11/18/2003#	1,997,985
2,996,977	Morgan Stanley, C.P., 1.5175%, due 01/05/2004#	2,996,977
3,995,970	Morgan Stanley, C.P., 1.5175%, due 03/19/2004#	3,995,970
1,996,691	Mortgage Interest Network, C.P., due 10/15/2003#	1,996,691
3,984,932	Mortgage Interest Network, C.P., due 12/16/2003#	3,984,932
		24,962,479

See notes to the financial statements.

16

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Number
of Shares		Value

	COMMERCIAL PAPER (Continued)
	Special Purpose — 0.80%
$2,996,977	Beta Finance, Inc., C.P., 1.5075%, due 01/16/2004#	$2,996,977
2,996,977	SMM Trust 2002 Note, 1.5040%, 12/15/2003#	2,996,977
		5,993,954
	Total Commercial Paper (Cost $30,956,433)	30,956,433

	Certificates of Deposit — 2.52%
2,996,977	Deutsche Bank C.D., 1.500%, due 03/22/2004#	2,996,977
2,996,977	Metlife Global Funding, 1.1469%, due 04/28/2008#	2,996,977
2,996,977	Premium Asset Trust, 0.11014%, due 06/01/2004#	2,996,977
4,994,962	Svenska Handlesbank C.D., due 03/15/2004#	4,994,962
4,994,962	Wells Fargo Bank C.D., due 10/31/2003#	4,994,962
	Total Variable Rate Bonds and CD’s (Cost $18,980,855)	18,980,855

	Repurchase Agreements — 10.76%
12,986,901	CS First Boston Repo., 1.1400%, due 10/01/2003#	12,986,901
17,981,864	JP Morgan Repo., 1.2875%, due 10/01/2003#	17,981,864
49,949,621	Salomon Smith Repo., 1.2375%, due 10/01/2003#	49,949,621
	Total Variable Rate Bonds and CD’s (Cost $80,918,386)	80,918,386

	Variable Rate Demand Notes — 2.49%
2,567,526	American Family Financial Services, Inc., 0.7407%	2,567,526
6,990,469	Wisconsin Corporate Central Credit Union, 0.7900%	6,990,469
9,175,000	Federal Home Loan Bank, 0.8500%	9,175,000
	Total Variable Rate Demand Notes (Cost $18,732,995)	18,732,995

	SHORT-TERM INVESTMENTS — 1.17%
2,996,977	AIM Short Term Liquid Asset Fund, 1.29%#	2,996,977
5,747,078	Merrill Lynch Premier Institutional Fund, 1.3513%#	5,747,078
	Total Short-Term Investments (Cost $8,744,055)	8,744,055
	Total Investments — 118.44% (Cost $717,820,725)	890,628,824
	Liabilities, less Other Assets — (18.44%)	(138,642,520)
	NET ASSETS — 100%	$751,986,304

*    Non-income producing security
#    Securities lending collateral
+    This security or a portion of this security is out on loan at September 30, 2003.

See notes to the financial statements.

17

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS — 97.77%
	Auto & Truck — 5.96%
43,800	Delphi Automotive Systems	$396,390
37,900	Ford Motor Company	408,183
9,900	General Motors Corporation	405,207
		1,209,780

	Building Products-Cement — 2.08%
16,935	Cemex S.A. de C.V.	422,528

	Chemicals — 3.62%
12,300	The Dow Chemical Company	400,242
8,400	E.I. duPont de Nemours and Company	336,084
		736,326

	Commercial Banks — 7.52%
19,200	AmSouth Bancorporation	407,424
9,600	BB&T Corporation	344,736
10,800	Regions Financial Corporation	369,900
12,800	Union Planters Corporation	404,992
		1,527,052

	Computer Services — 2.19%
22,000	Electronic Data Systems Corporation	444,400

	Diversified — 1.98%
15,300	Honeywell International, Inc.	403,155

	Drugs — 3.69%
13,000	Bristol-Myers Squibb Company	333,580
9,800	GlaxoSmithKline plc	415,520
		749,100

	Electrical Equipment — 1.81%
7,000	Emerson Electric Co.	368,550

	Food, Beverage & Tobacco — 8.87%
16,300	Albertson’s, Inc.	335,291
8,900	Altria Group, Inc.	389,820
14,900	Conagra Foods, Inc.	316,476
4,610	Del Monte Foods Co.*	40,153
10,400	H.J. Heinz Company	356,512
10,900	Kellogg Company	363,515
		1,801,767

See notes to the financial statements.

18

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Forest Products & Paper — 4.21%
15,900	MeadWestvaco Corporation	$405,450
7,700	Weyerhaeuser Company	450,065
		855,515

	Insurance — 7.06%
19,300	AON Corporation	402,405
27,476	Aegon NV ADR	321,469
21,600	UnumProvident Corporation	319,032
10,000	Washington Mutual, Inc.	393,700
		1,436,606

	Investment Banker/Broker — 2.60%
15,400	J.P. Morgan Chase & Co.	528,682

	Machinery, Diversified — 4.99%
8,000	Caterpillar, Inc.	550,720
17,600	Rockwell International, Inc.	462,000
		1,012,720

	Money Center Banks — 2.14%
6,585	HSBC Holdings plc	434,610

	Office Automation & Equipment — 2.02%
10,700	Pitney Bowes, Inc.	410,024

	Oil & Gas — 13.97%
9,200	BP plc	387,320
5,300	ChevronTexaco Corporation	378,685
7,200	ConocoPhillips	394,200
17,000	Marathon Oil Corporation	484,500
12,900	Occidental Petroleum Corporation	454,467
8,500	Royal Dutch Petroleum Company	375,700
9,600	Shell Transport & Trading Company plc	362,496
		2,837,368

	Photographic Equipment and Supplies — 1.01%
9,800	Eastman Kodak Company	205,212

	Retail — 4.86%
15,400	The May Department Stores Company	379,302
13,900	Sears, Roebuck and Co.	607,847
		987,149

See notes to the financial statements.

19

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Super-Regional Banks-US — 10.20%
5,300	Bank of America Corporation	$413,612
14,500	FleetBoston Financial Corporation	437,175
13,300	National City Corporation	391,818
8,800	PNC Financial Services Group	418,704
17,100	US Bancorp	410,229

		2,071,538

	Telecom Equipment — 2.12%
19,700	BCE, Inc.	430,445

	Telephone — 4.87%
13,900	SBC Communications, Inc.	309,275
24,800	Sprint Corporation	374,480
25,800	Telefonica de Argentina S.A. - ADR*+	258
9,400	Verizon Communications, Inc.	304,936

		988,949

	Total Common Stocks (Cost $19,897,939)	19,861,477

Principal
Amount

	COMMERCIAL PAPER — 0.15%
	Investment Banker/Broker — 0.12%
$3,023	Danske Bank, C.P., 1.5075%, due 12/22/2003#	3,023
3,023	Leafs, LLC, C.P., 1.3394%, due 04/20/2004#	3,023
4,030	Lehman Brothers, C.P., 1.5175%, due 02/27/2004#	4,030
2,015	Merrill Lynch, C.P., 1.5575%, due 11/18/2003#	2,015
3,023	Morgan Stanley, C.P., 1.5175%, due 01/05/2004#	3,023
4,030	Morgan Stanley, C.P., 1.5175%, due 03/19/2004#	4,030
2,014	Mortgage Interest Network, C.P., due 10/15/2003#	2,014
4,019	Mortgage Interest Network, C.P., due 12/16/2003#	4,019

		25,177

	Special Purpose — 0.03%
3,023	Beta Finance, Inc., C.P., 1.5075%, due 01/16/2004#	3,023
3,023	SMM Trust 2002 Note, 1.5040%, 12/15/2003#	3,023
		6,046

	Total Commercial Paper (Cost $31,223)	31,223

See notes to the financial statements.

20

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Principal
Amount		Value

	Certificate of Deposit — 0.09%
$3,023	Deutsche Bank C.D., 1.500%, due 03/22/2004#	3,023
3,023	Metlife Global Funding, 1.1469%, due 04/28/2008#	3,023
3,023	Premium Asset Trust, 0.11014%, due 06/01/2004#	3,023
5,038	Svenska Handlesbank C.D., due 03/15/2004#	5,038
5,038	Wells Fargo Bank C.D., due 10/31/2003#	5,038
	Total Variable Rate Bonds and CD’s (Cost $19,145)	19,145

	Repurchase Agreements — 0.40%
13,099	CS First Boston Repo., 1.1400%, due 10/01/2003#	13,099
18,136	JP Morgan Repo., 1.2875%, due 10/01/2003#	18,136
50,379	Salomon Smith Repo., 1.2375%, due 10/01/2003#	50,379
	Total Variable Rate Bonds and CD’s (Cost $81,614)	81,614

	Variable Rate Demand Notes — 1.96%
208,036	American Family Financial Services, Inc., 0.7407%	208,036
189,648	Wisconsin Corporate Central Credit Union, 0.7900%	189,648
	Total Variable Rate Demand Notes (Cost $397,685)	397,685

	SHORT-TERM INVESTMENTS — 0.05%
3,023	AIM Short Term Liquid Asset Fund, 1.29%#	3,023
5,796	Merrill Lynch Premier Institutional Fund, 1.3513%#	5,796
	Total Short-Term Investments (Cost $8,819)	8,819
	Total Investments — 100.42% (Cost $20,436,425)	20,399,962
	Liabilities, less Other Assets — (0.42%)	(86,312)
	NET ASSETS — 100%	$20,313,651

*    Non-income producing security
#    Securities lending collateral
+    This security or a portion of this security is out on loan at September 30, 2003.

See notes to the financial statements.

21

Hennessy Focus 30 Fund
SCHEDULE OF INVESTMENTS
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS — 95.77%
	Apparel — 3.25%
42,200	Men’s Warehouse, Inc.*	$1,082,430

	Auto Dealers, Gas Stations — 3.10%
31,600	Carmax, Inc.*	1,032,056

	Chemicals — 3.13%
55,800	Western Wireless Corp.*	1,041,786

	Communications — 3.19%
185,300	Sprint Corp. - PCS Group*	1,061,769

	Computers — 21.99%
63,100	Avnet, Inc.*	1,042,412
23,600	Cummins, Inc.	1,048,548
181,100	Gateway, Inc.*	1,025,026
39,400	Jabil Circuit, Inc.*	1,026,370
87,000	Maxtor Corp.*	1,058,790
42,600	Storage Technology Corp.*	1,028,364
84,600	Western Digital Corp.*	1,090,494
		7,320,004

	Electric, Gas, Sanitary Services — 3.14%
96,600	Allied Waste Industries, Inc.*	1,043,280

	Electronics — 12.93%
103,800	Avaya, Inc.*	1,131,420
23,100	Benchmark Electronics, Inc.*	976,437
41,600	Trinity Industries	1,075,360
11,400	Harman International	1,121,190
		4,304,407

	Engineering & Construction — 3.10%
67,500	Perkinelmer, Inc.	1,033,425

	Healthcare-Services — 3.13%
36,200	Select Medical Corp.*	1,042,560

	Insurance — 3.21%
21,900	Pacificare Health Services*	1,068,720

	Metal Fabricate/Hardware — 3.27%
31,000	Precision Castparts	1,088,100

See notes to the financial statements.

22

Hennessy Focus 30 Fund
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2003

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Non-Depository Credit Institutions — 3.40%
96,100	Providian Financial Corp.*	$1,133,019
	Paper & Allied Products — 6.50%
77,300	Louisiana-Pacific Co.*	1,065,194
45,300	Georgia Pacific Co.	1,098,072
		2,163,266

	Retail — 9.88%
33,300	Freds, Inc.	1,097,568
59,100	Hasbro, Inc.	1,103,988
210,500	Rite Aid Corp.*	1,086,180
		3,287,736

	Transportation — 9.52%
14,000	Paccar, Inc.	1,041,460
63,500	Continental Airlines*	1,052,830
41,300	J. B. Hunt*	1,074,626
		3,168,916

	Wholesale-Nondurable Goods — 3.03%
30,700	Tractor Supply Company*	1,007,267

	Total Common Stocks (Cost $33,605,372)	31,878,741

Principal Amount

	Variable Rate Demand Notes — 4.23%
$595,429	American Family Demand Note, 0.7407%, due 12/31/2031	595,429
812,270	Wisconsin Corporate Central Credit Union, 0.7900%	812,270
	Total Variable Rate Demand Notes (Cost $1,407,699)	1,407,699
	Total Investments — 100.00% (Cost $35,013,071)	33,286,440
	Assets, less Other Liabilities — 0.00%	834

	NET ASSETS — 100%	$33,287,274

*    Non-income producing security

See notes to the financial statements.

23

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2003

1). ORGANIZATION

The Hennessy Mutual Funds, Inc. (the “Company”) was organized as a Maryland corporation on May 20, 1996 and consists of three separate series (the “Funds”): Hennessy Cornerstone Growth Fund (the “Growth Fund”), formerly O’Shaughnessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund (the “Value Fund”), formerly O’Shaughnessy Cornerstone Value Fund and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), formerly SYM Select Growth Fund. The Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. The Focus 30 Fund commenced operations on January 2, 2001.

2). SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a). Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

b). Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales, capital loss carryforwards, and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the fiscal year ended September 30, 2003 was as follows:

	Growth	Value	Focus
	Fund	Fund	30 Fund

Distributions paid from:
Ordinary income	$378,851	$360,831	$—
Long-term capital gain	14,633,089	—	—
	$15,011,940	$360,831	$—

             As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were:

	Growth	Value	Focus
	Fund	Fund	30 Fund

Accumulated capital and post-October losses	$(44,076,803)	$(4,423,019)	$(9,752,982)
Unrealized appreciation (depreciation)	172,765,513	(114,154)	(1,726,631)
Undistributed income	—	372,212	—
Total accumulated earnings (deficit)	$128,688,710	$(4,164,961)	$(11,479,613)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As a result of permanent book-to-tax differences relating to a net operating loss, accumulated net investment loss has been decreased and paid in

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
September 30, 2003

capital has been decreased by $3,179,428 for the Growth Fund and $132,021 for the Focus 30 Fund. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains.

c). Income and Expenses – Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners – Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually.

e). Security Transactions – Investment and shareowner transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

3). INVESTMENT MANAGEMENT FEE AND
     OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Manager”) is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

The Manager has agreed to reimburse the Focus 30 Fund to the extent necessary to insure that the “Total Annual Fund Operating Expense” does not exceed 1.45%. The fee waiver that appears in the Statement of Operations for the Focus 30 Fund are fees that were waived by the predecessor fund. There were no fees waived for the period September 18, 2003 through September 30, 2003.

The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Manager for the non-investment management services it provides the fund. The Plan provides for a monthly fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Cornerstone Growth and Cornerstone Value Funds.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the year ended September 30, 2003 were $1,422,319, $50,237 and $47,341 for Growth and Value Funds and the nine months ended September 30, 2003 for the Focus 30 Funds, respectively.

The SYM Select Growth Fund was the predecessor fund of the Focus 30 Fund. All performance and operations reported for periods before September 18, 2003, represent the activity of the SYM Select Growth Fund.

SYM Financial Corporation was the manager of the SYM Select Growth Fund. Under the terms of the

24

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
September 30, 2003

agreement the Manager received a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC served as the Administrator to the fund. Under the terms of the agreement the Administrator was paid a monthly fee at the following annual rate:

Under $15 million	$30,000
$15 - 50 million	0.20% of average daily net assets

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

4). INVESTMENT TRANSACTIONS

During the year ended September 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Growth	Value	Focus
	Fund	Fund	30 Fund

Purchases	$622,177,144	$11,620,550	$85,554,182
Sales	$380,370,289	$10,209,114	$84,934,947

At September 30, 2003 the cost of investments on a tax basis were as follows:

	Growth Fund	Value Fund	Focus 30 Fund

Cost for federal income tax purposes	$717,863,311	$20,514,116	$35,013,071
Net tax unrealized appreciation (depreciation)	172,765,513	(114,154)	(1,726,631)
Tax basis gross unrealized appreciation	183,796,219	1,888,292	40,313
Tax basis gross unrealized depreciation	(11,030,706)	(2,002,446)	(1,766,944)

At September 30, 2003, the Value Fund had tax basis capital losses of $2,747,053, which may be carried over to offset future capital gains. Of such losses, $142,288 expire September 30, 2007, $1,000,839 expire September 30, 2008, $1,494,930 expire September 30, 2009, and $108,996 expire September 30, 2011. Also, at September 30, 2003, the Focus 30 Fund had tax basis capital losses of $9,752,982, which may be carried over to offset future capital gains. Of such losses, $1,438,468 expire September 30, 2008 and $8,314,514 expire September 30, 2009.

Additionally, at September 30, 2003, the Value Fund and Growth Fund deferred on a tax basis a post-October loss of $1,675,966 and $44,076,803, respectively.

5). SECURITIES LENDING

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of September 30, 2003, the Growth Fund and Value Fund had on loan securities valued at $134,886,679 and $258, respectively, and collateral of $139,599,730 and $140,800, respectively.

6). LINE OF CREDIT

The Growth Fund and Value Fund have $20,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. The credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable monthly. During the year ended September 30, 2003, neither the Growth Fund or Value Fund borrowed on the line of credit.

25

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
September 30, 2003

7). FUND MERGERS

On September 17, 2003 the shareholders of the SYM Select Growth Fund approved the agreement and plan of reorganization providing for the transfer of assets of the SYM Select Growth Fund to the Hennessy Focus 30 Fund and the assumption of the liabilities of the SYM Select Growth Fund by the Hennessy Focus 30 Fund. On September 18, 2003 the merger was transacted. The following table illustrates the specifics of the merger:

Acquired Fund Net Assets	Shares issue to Shareholders of Acquired Fund	Acquiring Fund Net Assets	Combined Net Assets	Tax Status of Transfer

34,685,965 (1)	4,290,875	—	34,685,965	Non-taxable

(1)  Includes capital loss carryovers and unrealized appreciation in the amount of $10,008,182 and $75,600 respectively.

8). ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS (UNAUDITED)

Name, Age and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Funds in Complex overseen by Director	Other Directorships Held by Directors

Independent Directors

Robert T. Doyle, 55 87 Washington St. Novato, CA 94947	Independent Director	Indefinite Term; Served since January 1996.	Currently the Sheriff of Marin County, California (since 1996) and has been employed in the Marin County Sheriff’s Office in various capacities since 1969.	5	Director of The Hennessy Funds, Inc.

J. Dennis DeSousa, 66 340 Singing Brook Circle Santa Rosa, CA 95409	Independent Director	Indefinite Term; Served since January 1996.	Currently a real estate investor; Owner/director, North Bay Television, Inc. (1985-1999).	5	Director of The Hennessy Funds, Inc.

Harry F. Thomas, 55 50 Shields Lane Novato, CA 94945	Independent Director	Indefinite Term; Served since May 2002.	Currently a retired business executive; Managing Director of Emplifi, Inc. (1999-2001); Vice President and Manager, Employee Benefit Trust Operation of Wells Fargo Bank (1997-1999); and Trust Systems Manager and Vice President of Wells Fargo Bank since 1992.	5	Director of The Hennessy Funds, Inc.
Interested Director

Neil J. Hennessy, 47 Hennessy Advisors, Inc. The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Director, President and Treasurer	Indefinite Term; Served since January 1996.	President of the Manager since 1989; President and Investment Manager of The Hennessy Mutual Funds, Inc. since 1996.	5	Director of The Hennessy Funds, Inc.

26

REPORT OF INDEPENDENT ACCOUNTANTS

The Shareholders and Board of Directors
The Hennessy Mutual Funds, Inc.

We have audited the accompanying statements of assets and liabilities of The Hennessy Mutual Funds, Inc. (comprising, respectively, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Focus 30 Fund, formerly the SYM Select Growth Fund), collectively referred to as the “Funds”, including the schedules of investments as of September 30, 2003, and the related statements of operations for the year then ended (nine-month period then ended for the Hennessy Focus 30 Fund), the statements of changes in net assets for each of the years in the two-year period then ended (nine-month period then ended for the Hennessy Focus 30 Fund), and the financial highlights for each of the years in the three-year period then ended (nine-month period then ended for the Hennessy Focus 30 Fund). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Value Fund for the two years ended September 30, 2000 were audited by other auditors whose report thereon dated November 13, 2000, expressed an unqualified opinion on these statements. The accompanying financial statements of the Hennessy Focus 30 Fund including the statements of operations for the year ended December 31, 2002 and the statements of the changes in net assets and the financial highlights for the year ended December 31, 2002 and period January 2, 2001 through December 31, 2001 were audited by other auditors whose report thereon dated January 25, 2003, expressed an unqualified opinion on these statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Focus 30 Fund as of September 30, 2003, and the results of their operations for the year then ended (nine-month period then ended for the Hennessy Focus 30 Fund), the changes in their net assets for each of the years in the two-year period then ended (nine-month period then ended for the Hennessy Focus 30 Fund) and the financial highlights for each of the years in the three-year period then ended (nine-month period then ended for the Hennessy Focus 30 Fund), in conformity with accounting principles generally accepted in the United States of America.

November 14, 2003
Chicago, Illinois

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30

Investment Adviser
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA 94945
(800) 966-4354

Administrator, Transfer Agent, Dividend Paying Agent & Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 261-6950

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Directors
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Harry F. Thomas

Counsel
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, WI 53202-5367

Independent Auditors
KPMG LLP
303 East Wacker Drive
Chicago, IL 60601

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

THE HENNESSY MUTUAL FUNDS, INC.

ANNUAL REPORT
SEPTEMBER 30, 2003

Hennessy
Mutual Funds

The Hennessy Mutual Funds, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945
(415) 899-1555
(800) 966-4354
Email: fundsinfo@hennessyfunds.com
Webpage: http://www.hennessyfunds.com
Hennessy Cornerstone Growth
Fund Symbol: HFCGX
Hennessy Cornerstone Value
Fund Symbol: HFCVX
Hennessy Focus 30 Fund
Fund Symbol: HFTFX

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-966-4354.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harry F. Thomas is the audit committee financial expert and is considered to be independent.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)   The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)   There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)  (1) Any code of ethics or amendment thereto. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant) The Hennessy Mutual Funds, Inc.

        By (Signature and Title)       /s/ Neil J. Hennessy
                                                         Neil J. Hennessy, President

        Date December 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By (Signature and Title)     /s/ Neil J. Hennessy
                                                       Neil J. Hennessy, President, Treasurer

        Date December 5, 2003